TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes		26.50%	26.50%	25.00%
Operating Loss Carryforwards		$ 14,084
Effective Income Tax Rate Reconciliation Tax Withholding Percent		90.00%
Income Tax Expense Benefit Continue Operations		$ 324	$ 156	$ 2,811
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate		26.50%	26.50%	25.00%
Cash and Cash Equivalents, at Carrying Value		$ 62,188	$ 72,515	$ 35,134	$ 37,744
Maximum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate	26.50%
Minimum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate	25.00%
Tax Amendment [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes					16.00%
Non-Israel Subsidiaries [Member]
Income Taxes [Line Items]
Cash and Cash Equivalents, at Carrying Value		$ 17,521
Industrial Companies [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation Tax Withholding Percent		25.00%
Europe [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 4,673
UNITED STATES
Income Taxes [Line Items]
Operating Loss Carryforwards		$ 255